Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The domestic and foreign components of income (loss) before income taxes for the following period were as follows (in thousands):

	Successor	Predecessor
	October 15, 2021 through December 31, 2021	January 1, 2021 through October 14, 2021	Year ended December 31, 2020
Domestic	$(153,831)	$(142,376)	$(82,339)
Foreign	755	2,555	3,125

Total loss before provision for income taxes	$(153,076)	$(139,821)	$(79,214)

Schedule of Components of Income Tax Expense (Benefit)
Details of the income tax expense (benefit) are as follows (in thousands):

	Successor	Predecessor
	October 15, 2021 through December 31, 2021	January 1, 2021 through October 14, 2021	Year ended December 31, 2020
Current:
Foreign	$5	$(763)	$830
Federal	—	161	—
State	18	—	(85)

Total current income tax expense (benefit)	23	(602)	745

Deferred:
Foreign	—	—	(1)
Federal	10,004	—	(11)
State	1,724	—	(342)

Total deferred income tax expense (benefit)	11,728	—	(354)

Total income tax expense (benefit)	$11,751	$(602)	$391

Schedule of Effective Income Tax Rate Reconciliation

	Successor	Predecessor
	October 15, 2021 through December 31, 2021	January 1, 2021 through October 14, 2021	Year Ended December 31, 2020
Tax provision at federal statutory rate	$(32,146)	$(29,363)	$(16,635)
Increase (decrease) in income tax resulting from:
Tax on income not subject to entity level federal income tax	—	29,859	17,716
Tax rate differences on income in other jurisdictions	—	—	172
State income taxes, net of federal tax effect	1,741	—	(423)
Noncontrolling interest	25,375	—	—
Fair value of warrant liability	16,668	—	—
Changes in valuation allowance	(50)	(301)	15
Stock Compensation	—	—	(851)
Other	163	(797)	397

Provision for (benefit from) income taxes	$11,751	$(602)	$391

Effective tax rate	-7.7%	0.4%	-0.5%

Schedule of Deferred Tax Assets and Liabilities
The following summarizes the significant components of our deferred tax assets and liabilities (in thousands):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Deferred tax assets:
Net operating loss carryforwards	5,011	3,226
Deferred and share-based compensation	252	132
Acquisition costs	—	138
Deferred revenue	—	55
Property, equipment and software	—	25
Other	51	—

Total deferred tax assets	5,314	3,576
Less: valuation allowance	(3,115)	(2,901)

Net deferred tax assets	2,199	675

Deferred tax liabilities:
Investment in partnership	$11,507	$—
Intercompany asset with Opco	2,285	—
Customer relationships	—	293
Acquired technology	—	415
Other acquired intangibles	—	21
Other	—	41

Total deferred tax liabilities	13,792	770

Net deferred tax liabilities	$(11,593)	$(95)